Working Capital Loans (Details Narrative) - USD ($)	Jun. 24, 2015	Apr. 13, 2015	Dec. 31, 2015
Effective interest rate			81.10%
Dr. L. Prasad [Member]
Proceeds from secured debt		$ 200,000
Repayment of secured debt	$ 230,000
Debt instruments principal amount	200,000
Interest expenses	30,000
Domenic Tacca [Member]
Proceeds from secured debt		100,000
Repayment of secured debt	115,000
Debt instruments principal amount	100,000
Interest expenses	15,000
CT Super [Member]
Proceeds from secured debt		$ 100,000
Repayment of secured debt	115,000
Debt instruments principal amount	100,000
Interest expenses	$ 15,000